Cover	Mar. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2025
Entity Registrant Name	ModivCare Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34221
Entity Tax Identification Number	86-0845127
Entity Address, Address Line One	6900 E. Layton Avenue,
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	258-2130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001220754
Amendment Flag	false